SOLAR POWER SYSTEMS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SOLAR POWER SYSTEMS
Accumulated depreciation	$ (15,234)	$ (13,655)
Solar power systems, net	63,964	112,062
Transferred solar power systems to project assets	4,782	1,362,037	$ 114,131
Reclassified solar power systems to assets held-for-sale	42,000
Solar power systems sold from assets held for sale	40,800
Solar power systems
SOLAR POWER SYSTEMS
Depreciation expense	5,683	16,492	$ 11,340
Solar power systems in operation
SOLAR POWER SYSTEMS
Solar power systems, gross	74,488	120,935
Solar power systems under construction
SOLAR POWER SYSTEMS
Solar power systems, gross	$ 4,710	$ 4,782